Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Basis of Consolidation

(a) Basis of Consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries which are directly or indirectly controlled by the Company, and those structured entities which are controlled by Honda. All significant intercompany balances and transactions have been eliminated in consolidation.

Honda controls an entity when Honda is exposed or has rights to variable returns from involvement with the entity, and has the ability to affect those returns by using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether or not Honda controls an entity, status of voting rights or similar rights, contractual agreements and other specific factors are taken into consideration.

Structured entities are entities designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Honda consolidates structured entities over which it has control, by comprehensively determining whether its control over the entity exists based on any contractual arrangements with such entity as well as the percentage of its voting or similar rights in the entity.

The financial statements of subsidiaries are included in the consolidated financial statements from the date when the control is obtained until the date when the control is lost. The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by the Company as necessary.

Changes in the Company’s ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. When control over a subsidiary is lost, the investment retained after the loss of control is remeasured at fair value as of the date of the loss of control, and any gain or loss on such remeasurement and disposal of the interest sold is recognized in profit or loss.

Investments in Affiliates and Joint Ventures (Investments Accounted for Using the Equity Method)

(b) Investments in Affiliates and Joint Ventures (Investments Accounted for Using the Equity Method)

Affiliates are entities over which Honda has a significant influence over the decisions on financial and operating policies, but does not have control or joint control.

Joint ventures are joint arrangements whereby the parties including Honda that have joint control have rights to the net assets of the arrangement. Joint arrangements are arrangements of which two or more parties have joint control, and joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Investments in affiliates and joint ventures are accounted for using the equity method from the date when the investees are determined to be affiliates or joint ventures until the date when they ceased to be classified as affiliates or joint ventures. Under the equity method, the investment is initially recognized at cost, and the carrying amount is subsequently increased or decreased, to recognize Honda’s share of profit or loss and other comprehensive income of the affiliate or the joint venture after the date of initial recognition. The financial statements of affiliates and joint ventures have been adjusted in order to ensure consistency with the accounting policies adopted by the Company in applying the equity method, as necessary.

The use of the equity method is discontinued from the date when the investees are determined to be no longer affiliates or joint ventures. The investment retained after cessation of the equity method is remeasured at fair value, and any gain or loss on such remeasurement and disposal of the investment is recognized in profit or loss.

Foreign Currency Translations

(c) Foreign Currency Translations

1) Foreign currency transactions

Foreign currency transactions are translated into the respective functional currencies at the exchange rates prevailing when such transactions occur. All foreign currency receivables and payables are translated into the respective functional currencies at the applicable exchange rates at the end of the reporting period. Gains or losses on exchange differences arising on settlement of foreign currency receivables and payables or on their translations at the end of the reporting date are recognized in profit or loss and they are included in finance income and finance costs-other, net in the consolidated statements of income.

2) Foreign operations

All assets and liabilities of foreign subsidiaries, affiliates and joint ventures (collectively “foreign operations”), which use a functional currency other than Japanese yen, are translated into Japanese yen at the exchange rates at the end of the reporting period. All revenues and expenses of foreign operations are translated into Japanese yen at the average exchange rate for the period except when a functional currency is the currency of a hyperinflationary economy. Exchange differences arising from translation are recognized in other comprehensive income and accumulated in other components of equity in the consolidated statements of financial position. When a foreign operation is disposed of, and control, significant influence or joint control over the foreign operation is lost, the cumulative amount of exchange differences relating to the foreign operation is reclassified from equity to profit or loss.

Financial Instruments

(d) Financial Instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity security of another entity. When Honda becomes a party to the contractual provision of a financial instrument, the financial instrument is recognized either as a financial asset or as a financial liability. When Honda purchases or sells a financial asset, the financial asset is recognized or derecognized at the trade date.

1) Non-derivative financial assets

Honda classifies financial assets other than derivatives into “financial assets measured at amortized cost”, “financial assets measured at fair value through other comprehensive income” or “financial assets measured at fair value through profit or loss”. Honda determines the classification of financial assets upon initial recognition.

Financial assets are derecognized when the contractual rights to cash flows from the financial assets expire, or when the contractual rights to receive the cash flows from the financial assets are transferred and all risks and rewards of ownership of the financial assets are substantially transferred.

Financial assets measured at amortized cost

A financial asset is classified into financial assets measured at amortized cost when the asset is held within a business model whose objective is to hold the asset in order to collect the contractual cash flows, and the contractual term of the financial asset gives rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Financial assets measured at amortized cost except trade receivables arising from contracts with customers are initially measured at their fair value and trade receivables arising from contracts with customers are initially measured at their transaction price. Financial assets measured at amortized cost are subsequently measured at amortized cost using the effective interest method.

Financial assets measured at fair value

A financial asset other than a financial asset measured at amortized cost is classified into financial assets measured at fair value. The financial assets measured at fair value are further classified into the following categories:

Financial assets measured at fair value through other comprehensive income

A debt security is classified into financial assets measured at fair value through other comprehensive income when the asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The debt securities are initially measured at their fair value, and subsequent changes in fair value are recognized in other comprehensive income except for impairment gain or loss and foreign exchange gain or loss. When the debt securities are derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss. In the comparative periods, the debt securities are classified into financial assets measured at fair value through profit or loss.

Honda elects to designate investments in equity securities such as shares, held for maintaining and strengthening the trade relationship as financial assets measured at fair value through other comprehensive income. Equity securities designated as financial assets measured at fair value through other comprehensive income are initially measured at their fair value, and subsequent changes in fair value of the investment are recognized in other comprehensive income. However, dividends from the equity securities are principally recognized in profit or loss. When the equity securities are derecognized, the cumulative gain or loss previously recognized in other comprehensive income is directly reclassified to retained earnings.

Financial assets measured at fair value through profit or loss

Financial assets measured at fair value other than financial assets measured at fair value through other comprehensive income are classified into financial assets measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are initially measured at their fair value, and subsequent changes in fair value are recognized in profit or loss.

(Cash and cash equivalents)

Cash and cash equivalents consist of cash on hand, demand deposits, and short-term highly liquid investments that are readily convertible to known amounts of cash and are subject to insignificant risk of changes in value. Honda includes all highly liquid debt instruments with original maturities of three months or less in cash equivalents.

2) Non-derivative financial liabilities

Financial liabilities other than derivatives are initially measured at their fair value, and are subsequently measured at amortized cost using the effective interest method.

Financial liabilities are derecognized, when the obligations specified in the contract are discharged, canceled or expire.

3) Derivatives

Honda has entered into foreign exchange and interest rate agreements to manage currency and interest rate exposures. These agreements include foreign currency forward exchange contracts, currency option contracts, currency swap agreements and interest rate swap agreements.

All these derivatives are initially recognized as assets or liabilities and measured at fair value, when Honda becomes a party to the contractual provision of the derivatives. Subsequent changes in fair value of derivatives are recognized in profit or loss in the period of the changes.

Honda has not held any derivatives designated as hedging instruments for the years ended March 31, 2017, 2018 and 2019.

4) Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statements of financial position, only when Honda currently has a legally enforceable right to offset the recognized amounts, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Inventories

(e) Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories includes purchase costs and conversion costs, and it is determined principally by using the first-in first-out method. Conversion cost includes an appropriate share of production overheads on the normal operation capacity. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Intangible Assets

(h) Intangible Assets

Intangible assets are measured based on the cost model and carried at their cost less accumulated amortization and impairment losses.

(Research and development)

Development expenditure for a product is capitalized only when there is a technical and commercial feasibility of completing the development, Honda has intention, ability and sufficient resources to use the outcome of the development, it is probable that the outcome will generate a future economic benefit, and the cost can be measured reliably.

Capitalized development cost is measured at the sum of expenditures for development incurred between when the foregoing conditions for capitalization are initially met and when the development is completed, and includes all directly attributable costs to the development process. Capitalized development cost is amortized using the straight-line method over the expected product life cycle of the developed product ranging mainly from 2 to 6 years.

Expenditures on research and other development expenditures which do not meet the foregoing conditions are expensed as incurred.

(Other intangible asset)

Other intangible assets are initially measured at cost and principally amortized using the straight-line method over their estimated useful lives. Other intangible assets are mainly comprised of software for internal use whose estimated useful lives range from 3 to 5 years.

The amortization method and useful lives of intangible assets are reviewed annually at each fiscal year end, and adjusted prospectively, if appropriate.

Lease

(i) Lease

An arrangement that is or contains a lease is determined based on the substance of the arrangement by assessment of whether the fulfillment of that arrangement depends on use of a specific asset or group of assets, and whether a right to use the asset is transferred under the arrangement.

When an arrangement is or contains a lease, the lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to the ownership, based on the substance of the arrangement. Leases other than finance lease are classified as operating lease.

1) Lease as a lessee

A leased asset and liability for the future lease payment under a finance lease are initially recognized at the lower of fair value of the leased asset or the present value of the minimum lease payments, each determined at inception of the lease. After the initial recognition, the leased asset is accounted for according to the accounting policies applied to the asset. Lease payments under a finance lease are apportioned between the finance cost and the reduction in the carrying amount of the liability. Lease payments under an operating lease are recognized as an expense on a straight-line basis over the lease term.

2) Lease as a lessor

The finance subsidiaries of the Company engage in the business of leasing vehicles as a lessor. A receivable from customer held under a finance lease is initially recognized at the amount of net investment in the lease which is the gross investment in the lease discounted at the interest rate implicit in the lease, and included in receivables from financial services in the consolidated statements of financial position. After the initial recognition, the receivable under finance lease is accounted for in accordance with the accounting policies applied to financial assets. Vehicles subject to operating leases are presented as equipment on operating leases in the consolidated statements of financial position.

Impairment

(j) Impairment

1) Financial assets measured at amortized cost and debt securities classified into financial assets measured at fair value through other comprehensive income

Policy applicable from April 1, 2018

The allowance for impairment losses of financial assets measured at amortized cost other than trade receivables and debt securities classified into financial assets measured at fair value through other comprehensive income is measured at amounts according to the three-stage expected credit loss (ECL) model:

Stage 1	12-month ECL for financial assets without a significant increase in credit risk since initial recognition

Stage 2	Lifetime ECL for financial assets with a significant increase in credit risk since initial recognition but that are not credit-impaired

Stage 3	Lifetime ECL for credit-impaired financial assets

The allowance for impairment losses of trade receivables is continuously measured at amounts equal to lifetime ECL.

Lifetime ECL represents ECL that results from all possible default events over the expected life of a financial asset. 12-month ECL is the portion of lifetime ECL that results from default events that are possible within 12 months after the reporting date. ECL is a probability-weighted estimate of the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted at the original effective interest rates.

Receivables from financial services – Allowance for credit losses

The allowance for credit losses is management’s estimate of expected credit loss on receivables from financial services.

To determine whether credit risk has increased significantly, consumer finance receivables are assessed both individually and collectively. Individual assessments are based on delinquencies. Consumer finance receivables 30 days or greater past due have historically experienced increased default rates and therefore are considered to have a significant increase in credit risk. Collective assessments are performed for groups of consumer finance receivables with shared risk characteristics such as the period of initial recognition, collateral type, original term, and credit score considering relative changes in expected default rates since initial recognition. Dealer finance receivables are assessed at the individual dealership level to determine whether credit risk has increased significantly considering payment performance and other factors such as changes in the financial condition of the dealership and compliance with debt covenants.

Our definition of default on receivables from financial services varies depending on internal risk management practices of each of our finance subsidiaries. Our most significant finance subsidiary located in the United States considers delinquencies of 60 days past due to be in default. Collection efforts on consumer finance receivables are escalated after becoming 60 days past due including repossession of the underlying vehicles if it has been determined that the borrower is unable to perform on their obligations. Defaulted consumer finance receivables are considered to be credit-impaired. Dealer finance receivables are considered to be credit-impaired when there is evidence we will be unable to collect all amounts due in accordance with the original contractual terms including significant financial difficulty of the dealership, a breach of contract, such as a default or delinquency, or bankruptcy.

At the finance subsidiary in the United States, the estimated uncollectible portion of consumer finance receivables are written-off at 120 days past due or upon repossession of the underlying vehicle. Although various statutory regulations limit the length of time and circumstances when enforcement activities can be taken, in general, the outstanding contractual balances continue to be subject to enforcement activities for several years after write-offs. The portion of outstanding contractual balances that is estimated to be uncollectible reflects our expectations of collections from enforcement activities. Dealer finance receivables are written-off when there is no reasonable expectation of recovery.

At the finance subsidiary in the United States, ECL of consumer finance receivables is measured for groups of financial assets with shared risk characteristics by reflecting historical results, current conditions and forward-looking factors such as unemployment rates, used vehicles prices, and consumer debt service burdens.

Receivables from financial services – Allowance for losses on lease residual values

The allowance for losses on lease residual values is management’s estimate of probable losses arising from declines in the estimated lease residual values incurred on receivables from finance leases.

The finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of a part of vehicles leased as finance leases to customers. The allowance for losses on lease residual values are maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

Policy applicable before April 1, 2018

At the end of each reporting period, based on individual assets or assets grouped according to credit risk characteristics, financial assets measured at amortized cost are assessed to determine whether there is objective evidence that a financial asset or group of financial assets is impaired. Objective evidence of impairment includes significant financial difficulty of the issuer or the borrowers, a default or delinquency in interest or principal payments, an increase in the probability of bankruptcy or other financial restructuring of the issuer, and disappearance of an active market for the security.

If there is an objective evidence that financial assets measured at amortized cost is impaired, the amount of impairment loss is measured as the difference between the carrying amount of the assets and its present value which is calculated by discounting estimated future cash flows using the asset’s original effective interest rate. The impairment loss is recognized in profit or loss, by deducting the carrying amount of the financial assets directly or through an allowance account.

Further, if, in a subsequent period, the amount of impairment loss decreases and the decrease can be related objectively to an event occurring after impairment was recognized, the impairment loss which was recorded in prior periods is reversed and recognized in profit or loss.

Receivables from financial services – Allowance for credit losses

The allowance for credit losses is management’s estimate of probable losses incurred on receivables from financial services. Estimated losses on past due operating lease rental payments are also recognized through an allowance for credit losses.

Consumer finance receivables are collectively evaluated for impairment. Delinquencies and losses are continuously monitored and this historical experience provides the primary basis for estimating the allowance. Various methodologies are utilized when estimating the allowance for credit losses including models that incorporate vintage loss and delinquency migration analysis. The models take into consideration attributes of the portfolio includingloan-to-value ratios, internal and external credit scores, collateral types, and loan terms. Market and economic factors such as used vehicle prices, unemployment, and consumer debt service burdens are also incorporated into these models.

Dealer finance receivables are individually evaluated for impairment when specifically identified as impaired. Dealer finance receivables are considered to be impaired when it is probable that the finance subsidiaries of the Company will be unable to collect all amounts due according to the original terms of the loan. The determination of whether dealer loans are impaired is based on evaluations of dealerships’ payment history, financial condition and cash flows, and their ability to perform under the terms of the loans. Dealer loans that have not been specifically identified as impaired are collectively evaluated for impairment.

Receivables from financial services – Allowance for losses on lease residual values

The allowance for losses on lease residual values is management’s estimate of probable losses arising from declines in the estimated lease residual values incurred on receivables from finance leases.

The finance subsidiaries of the Company purchase insurance to cover a substantial amount of the estimated residual value of a part of vehicles leased as finance leases to customers. The allowance for losses on lease residual values are maintained at an amount management deems adequate to cover estimated losses on the uninsured portion of the vehicles’ lease residual values. The allowance is also based on management’s evaluation of many factors, including current economic conditions, industry experience and the finance subsidiaries’ historical experience with residual value losses.

2) Non-financial assets and investments accounted for using the equity method

At the end of the reporting period, the carrying amount of non-financial assets other than inventories and deferred tax assets (which are comprised mainly of equipment on operating leases, property, plant and equipment, and intangible assets) is assessed to determine whether or not there is any indication of impairment. If there is such an indication, the recoverable amount of such asset is estimated and compared with the carrying amount of the asset, as test of impairment.

For investments accounted for using the equity method, the entire carrying amount of each investment in affiliates and joint ventures is tested for impairment as a single asset, when there is objective evidence that the investments accounted for using the equity method may be impaired.

The recoverable amount of an individual asset or a cash-generating unit is the higher of fair value less costs to sell and value in use. Value in use is determined as the present value of future cash flows expected to be derived from an asset or a cash-generating unit. A cash-generating unit is determined as the smallest identifiable group of assets that generate cash inflows which are largely independent of cash inflows from other assets or a group of assets. When it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of the cash-generating unit to which the asset belongs is estimated.

When the carrying amount of an asset or a cash-generating unit exceeds the recoverable amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized in profit or loss. An impairment loss for a cash-generating unit is allocated to the assets on the basis of the relative carrying amount of each asset in the unit.

An impairment loss recognized for an asset or a cash-generating unit in prior period is reversed, if there is any indication that the impairment loss may have decreased or may no longer exist, and when the recoverable amount of the asset exceeds the carrying amount. If this is the case, the carrying amount of the asset is increased to its recoverable amount, but the increased carrying amount does not exceed the carrying amount (net of depreciation or amortization) calculated on the basis that no impairment loss had occurred in the prior period.

Provisions

(k) Provisions

Provisions are recognized when Honda has present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Provisions are measured based on the best estimate of expenditure required to settle the present obligation at the end of the reporting period. Where the effect of the time value of money is material, a provision is measured at the present value of the expenditures required to settle the obligation. In calculating the present value, a pre-tax rate that reflects current market assessment of the time value of money and the risks specific to the liability is used as the discount rate.

Employee Benefits

(l) Employee Benefits

1) Short-term employee benefits

For short-term employee benefits including salaries, bonuses and paid annual leave, when the employees render related services, the amounts expected to be paid in exchange for those services are recognized as expenses.

2) Post-employment benefits

Honda has various post-employment benefit plans including defined benefit plans and defined contribution plans.

Defined benefit plans

For defined benefit plans, the present value of defined benefit obligations less the fair value of plan assets is recognized as either liability or asset in the consolidated statements of financial position.

The present value of defined benefit obligations and service cost are principally determined for each plan using the projected unit credit method. The discount rate is determined by reference to market yields at the end of the reporting period on high quality corporate bonds that is consistent with the currency and estimated term of the post-employment benefit obligation. Net interest on the net defined benefit liability (asset) for the reporting period is determined by multiplying the net defined benefit liability (asset) by the discount rate.

Past service cost defined as the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment is recognized in profit or loss upon occurrence of the plan amendment or curtailment.

Honda recognizes the difference arising from remeasurement of present value of the defined benefit obligations and the fair value of the plan assets in other comprehensive income when it is incurred, and reclassifies it immediately to retained earnings.

Defined contribution plans

For defined contribution plans, when the employees render related services, the contribution payables to defined contribution plan are recognized as expenses.

Equity

(m) Equity

1) Common share

Common share issued by the Company is classified as equity, and the proceeds from issuance of common share are included in common stock and capital surplus.

2) Treasury stock

Treasury stock acquired by Honda is recognized at cost and deducted from equity. When treasury stock is sold, the consideration received is recognized as equity with the difference between the carrying amount and the consideration received included in capital surplus.

Revenue Recognition

(n) Revenue Recognition

1) Sale of products

Sales of products are reported by Motorcycle business, Automobile business, Power products business and other businesses. For details of the information on each business, see note 4.

Honda recognizes revenue when control over products is transferred to customers. This transfer generally corresponds to the date of delivery of products to customers. Revenue is measured based on consideration specified in a contract with customer and excludes amounts collected on behalf of third parties. The total consideration in the contract is allocated to all products and services based on their stand-alone selling prices. The stand-alone selling prices are determined with reference to the selling prices of similar products or services and other reasonably available information. In the comparative periods, revenue from sale of products was recognized when the significant risks and rewards of ownership of products were transferred to the customer, Honda retained neither continuous involvement nor effective control over the product, the amount of revenue and the corresponding cost could be measured reliably and collection of the relevant receivable was reasonably assured. This generally corresponded to the date of delivery of products to customers.

Honda provides dealer incentives, which generally represent discounts provided from Honda to the dealer. Honda also provides incentive programs generally in the form of below-market interest rate loans or lease programs for the retail customers to enhance dealer’s sales activities. The amount incurred for these programs is calculated based on the difference between the interest or lease rate offered to retail customers and the market-based interest or lease rate. These incentives are considered variable consideration when determining the transaction price and they are deducted from sales revenue recognized when products are sold to the dealers. Revenue is recognized only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved. In the comparative periods, these incentives were estimated and recognized at the time the product was sold to the dealer and were deducted from sales revenue.

Customers usually pay consideration for sales of products within 30 days from the transfers of control over the products to customers.

In addition, product sales contracts with customers include warranty clauses to guarantee that the products comply with agreed-upon specifications and Honda recognizes provisions for product warranties to meet these guarantees. For more information on product warranties, see note 17.

2) Rendering of financial services

Interest income from receivables from financial services is recognized using the effective interest method. Finance receivable origination fees and certain direct origination costs are included in the calculation of the effective interest rate, and the net fee or cost is amortized using the effective interest method over the contractual term of the finance receivables.

The finance subsidiaries of the Company offer financial services that contain a lease. Interest income from receivables held under a finance lease is recognized using the effective interest method. When Honda is the manufacturer or dealer lessor, sales revenue and the corresponding cost for a portion identified as sale of products is recognized in profit or loss in accordance with the policy on revenue recognition for sale of products. Revenue from operating leases is recognized on a straight-line basis over the term of the lease.

Income Taxes

(o) Income Taxes

Income tax expenses are presented as the aggregate amount of current taxes and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss, except for the tax arising from a transaction which is recognized either in other comprehensive income or directly in equity.

Current taxes are measured at the amount expected to be paid to (or recovered from) the taxation authorities in respect of the taxable profit (or tax loss) for the reporting period, using the tax rates and tax laws enacted or substantively enacted at the end of the reporting period.

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the carrying amount of assets or liabilities in the consolidated statements of financial position and the tax base of the assets or liabilities and carryforward of unused tax losses and tax credits. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, unused tax losses, and unused tax credits can be utilized.

Deferred tax liabilities for taxable temporary differences related to investments in subsidiaries and affiliates, and interest in joint ventures are not recognized to the extent that Honda is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future. Deferred tax assets for deductible temporary differences arising from investments in subsidiaries and affiliates, and interest in joint ventures are recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which they can be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled, based on the tax rates and tax laws enacted or substantively enacted at the end of the reporting period. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which Honda expects, at the end of reporting period, to recover or settle the carrying amount of its assets and liabilities.

Honda reviews the carrying amount of deferred tax assets at the end of each reporting period, and reduces the carrying amount of deferred tax assets to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax assets to be utilized.

Deferred tax assets and deferred tax liabilities are offset, only when Honda has a legally enforceable right to set off current tax assets against current tax liabilities, and the same taxation authority levies income taxes either on the same taxable entity or on different taxable entity which intends either to settle current tax liabilities and assets on a net basis or to realize the assets and settle the liabilities simultaneously.

Honda recognizes the impact of tax positions in the consolidated financial statements, if any, based on Honda’s assessment of various factors including interpretations of tax law and prior experiences, when it is probable that the positions will be sustained upon examination by the taxation authorities.

Earnings per Share

(p) Earnings per Share

Basic earnings per share is calculated by dividing profit for the year attributable to owners of the parent by the weighted average number of common shares outstanding during the period.

Equipment on operating leases [member]
Statement [LineItems]
Property, Plant and Equipment

(f) Equipment on Operating Leases

Equipment on operating leases is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses.

A vehicle subject to operating lease is initially measured at its cost. Depreciation of equipment on operating leases is calculated on the straight-line method over the lease term. The depreciable amount is the cost of the vehicle less its residual value which is estimated by using the estimate of future used vehicle value, taking into consideration external industry data and Honda’s historical experience.

Property, plant and equipment [member]
Statement [LineItems]
Property, Plant and Equipment

(g) Property, Plant and Equipment

Property, plant and equipment is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses.

Property, plant and equipment is initially measured at its cost. Subsequent expenditures on an item of property, plant and equipment acquired, are recognized in the carrying amount of the item, only when it is probable that the expenditure will generate a future economic benefit.

Depreciation of property, plant and equipment, except for land that is not subject to depreciation, is calculated on the straight-line method over the estimated useful life. The depreciable amount is the cost of the asset less the respective estimated residual values.

The estimated useful lives used in calculating depreciation of property, plant and equipment are mainly as follows:

•	Buildings and structures: 3 to 50 years

•	Machinery and equipment: 2 to 20 years

The depreciation method, useful lives and residual values of property, plant and equipment are reviewed annually at each fiscal year end, and adjusted prospectively, if appropriate.